Subsequent Events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	4 Months Ended	7 Months Ended		12 Months Ended			0 Months Ended
	Jan. 31, 2014	Apr. 25, 2014	Jul. 21, 2014	Jul. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 14, 2015
Distributions paid, Per unit	$ 0.1746	$ 0.365	$ 0.365	$ 0.39
Distribution Made To Limited Partner Cash Distributions Paid	$ 5,200	$ 11,000	$ 13,000	$ 13,800	$ 43,010	$ 0	$ 0
Distribution Made To Limited And General Partner Distribution Date	Feb. 14, 2014	May 12, 2014	Aug. 12, 2014	Nov. 12, 2014
Distribution Made To Limited And General Partner Date Record	Feb. 10, 2014	May 05, 2014	Aug. 05, 2014	Nov. 05, 2014
Subsequent Event [Member]
Distributions paid, Per unit								$ 0.4225
Distribution Made To Limited Partner Cash Distributions Paid								$ 15,000
Distribution Made To Limited And General Partner Distribution Date								Feb. 12, 2015
Distribution Made To Limited And General Partner Date Record								Feb. 05, 2015